Long-term debt and capital lease obligations - Amended 2012 credit agreement (Details) - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	€ 3,235,196	€ 3,319,153
Balance outstanding	2,087,351	2,027,082
Revolving credit facility
Long-term Debt and Capital Lease Obligations.
Letters of credit outstanding	1,372	1,409
Revolving credit facility USD
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	730,460	750,438
Balance outstanding	182,615	58,367
Revolving credit facility EUR
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	600,000	600,000
USD term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	1,168,736	1,225,715
Balance outstanding	1,168,736	1,225,715
EUR term loan 5-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	336,000	343,000
Balance outstanding	336,000	343,000
EUR term loan 3-year
Long-term Debt and Capital Lease Obligations.
Entered in to credit facility / Maximum amount available	400,000	400,000
Balance outstanding	€ 400,000	€ 400,000